Expense Example - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2040 Fund - Fidelity Freedom 2040 Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786